Employee Benefit Arrangements - Expected Future Contributions and Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	$ 96.6
2014	97.8
2015	102.7
2016	107.2
2017	110.4
2018-2021	602.1
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	4.7
2014	4.1
2015	3.7
2016	3.2
2017	2.9
2018-2021	$ 12.2